Unaudited Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Feb. 24, 2023	Feb. 23, 2023	Jan. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Shareholders’ Equity
Ordinary shares, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Authorized shares (in shares)	315,000,000				255,000,000
Common stock, shares issued (in shares)	254,263,598				229,263,598	152,901,508
Common stock, shares outstanding (in shares)	245,102,732				228,948,087